Leases - The Company as Lessee - Schedule of operating leases (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Non current assets	$ 99,379	$ 0
Liabilities	71,173	0
Liabilities	28,206	0
Office leases [Member]
Lessee, Lease, Description [Line Items]
Liabilities	71,173	0
Liabilities	$ 28,206	$ 0